FAIR VALUE CHANGES (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
Fair value changes
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Investment properties	$1,021	$960
GGP warrants	(268)	(110)
Impairment	(98)	(771)
Provisions	(246)	(99)
Transaction related gains (losses), net of deal costs	637	(148)
Financial contracts	(600)	65
Other fair value changes	(25)	(27)
	$421	$(130)